Pension benefits - Change in Pension Plan Assets (Details) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Jan. 01, 2020 USD ($) plan	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) rig	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		$ 11	$ 11	$ 11	$ 16
Contribution by employer		0	1		1	$ 6
Benefits paid		0	(1)		(1)	(1)
Actuarial loss		0	(1)		0	0
Settlement		0	0		(1)	(27)
Foreign currency translations		0	(1)		0	(1)
Other		0	0		(4)	0
Fair value of plan assets at end of year	$ 39	$ 11	$ 9	$ 9	$ 11	$ 16
Number of defined benefit plans terminated	2			2